Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17. Subsequent Events

●	On July 7, 2026, Nasdaq notified the Company that it had regained compliance with the requirement to maintain a minimum Market Value of Publicly Held Shares (“MVPHS”) of $15,000,000 under Nasdaq Listing Rule 5450(b)(1)(C), closing out the notification letter the Company had received from Nasdaq on January 15, 2026.
●	On July 24, 2026, the Company received a new notification letter from Nasdaq indicating that it is not in compliance with the MVPHS requirement of $15,000,000 under Nasdaq Listing Rule 5450(b)(2)(C), based on the Company’s MVPHS having been below $15,000,000 for the 30 consecutive business days from June 10, 2026 through July 23, 2026. In accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has 180 calendar days, or until January 20, 2027, to regain compliance with this requirement.
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On August 2, 2026, the Company raised funds through three separate Securities Purchase Agreements with Meteora (Meteora Select Trading Opportunities Master, LP), Boothbay (Boothbay Absolute Return Strategies, LP and Boothbay Diversified Alpha Master Fund LP) and Cinctive (Cinctive Global Master Fund Ltd), issuing 18% Original Issue Discount Senior Unsecured Convertible Notes due on February 12, 2027 and Common Stock Purchase Warrants, with Meteora funding a purchase price of $1,310,770 (original principal of $1,598,500 and 1,310,770 warrants), Boothbay funding a purchase price of $487,080 (original principal of $594,000 and 487,080 warrants), and Cinctive funding a purchase price of $252,150 (original principal of $307,500 and 252,150 warrants), for an aggregate purchase price of $2,050,000 (aggregate original principal of $2,500,000 and 2,050,000 warrants).The Company is currently evaluating the accounting and financial reporting implications of the aforesaid agreements.

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The Company also entered into (i) a Second Forward Purchase Agreement Confirmation Amendment with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC, resetting the FPA’s Termination Price weekly to the lower of $12.00 or the prior week’s VWAP of the Company’s shares, and (ii) a Second Common Stock Purchase Warrant Amendment with the same Meteora entities, replacing the Shortfall Warrants’ fixed $10.00 exercise price with a floating price equal to the greater of the FPA Termination Price or $0.85. The Company is currently evaluating the accounting and financial reporting implications of this Amendment, including its impact, if any, on the valuation of the related derivative instrument and warrants.

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Other than as described above, the Company has evaluated subsequent events through the date of issuance of these unaudited condensed consolidated interim financial statements and determined that there have been no other events that have occurred that would require adjustments to disclosures in the unaudited condensed consolidated interim financial statements.

Note 25. Subsequent Events

●	Subsequently to year ended December 31, 2025, the Company entered into an amendment on February 3, 2026 to the Prepaid Forward Purchase Agreement (the “Amendment”) originally entered into on July 31, 2025 with Meteora Capital Partners and affiliates. The Amendment replaces the agreement’s previously fixed Termination Price of $12.00 per share with a weekly-reset Termination Price equal to the lower of (a) $12.00 and (b) the volume-weighted average price (VWAP) of the Shares for the immediately preceding week (as reported by Bloomberg L.P.), subject to Reset Price Floors applied on a tranche basis (50% of the Shares: $2.50 floor; 50% of the Shares: $5.00 floor). The Company is currently evaluating the accounting and financial reporting implications of this Amendment, including its impact, if any, on the valuation of the related derivative instrument.

●	Subsequent to year ended December 31, 2025, the Company entered into an amendment on February 3, 2026, to the Common Stock Purchase Warrant (the “Warrant Amendment”) originally issued on October 22, 2025 in connection with the Business Combination with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC (collectively, the “Holder”). Pursuant to the Warrant Amendment, the exercise price of the warrant was amended such that the exercise price per share of the Company’s common stock is $10.00, subject to customary adjustments as set forth in the warrant agreement. All other terms and conditions of the warrant remain unchanged and continue in full force and effect. The Company is currently evaluating the accounting and financial reporting implications of the Warrant Amendment, including its impact, if any, on the classification and valuation of the warrant.

●	On July 28, 2025, the Board of Directors and shareholders of the Company approved the Fusemachines Inc. 2025 Omnibus Equity Incentive Plan (the “Plan”). The Plan authorizes the Company to issue up to 1,500,000 shares of the Company’s common stock, par value $0.0001 per share, to eligible employees, directors, and consultants in the form of stock options, restricted stock, restricted stock units, or other equity-based awards. Subsequent to December 31, 2025, the Company is in the process of granting awards under the Plan to certain employees. As the awards were not granted and no shares were issued under the Plan as of December 31, 2025, no amounts have been recognized in the accompanying consolidated financial statements.

●	Further the Company has evaluated any other subsequent events through the date of issuance of these consolidated financial statements and determined that there have been no events that have occurred that would require adjustments to disclosures in the consolidated financial statements.